Commitments (Details Textual) (USD $)	11 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 10, 2013 Finder's Agreement [Member]	May 08, 2014 STRH Agreement [Member] Subsequent Event [Member]	May 12, 2014 EBC Agreement [Member] Subsequent Event [Member]
Underwriting Discounts And Commissions.		$ 1,387,500
Underwriting discount		2.50%
Cash payment for services		7,500
Operating Leases, Rent Expense	15,000	90,000
Accrued Expenses Related Party Current	15,000	105,000
Administrative Fees, Description			SNV would be entitled to a finder’s fee equal to 1.5% of the pre-closing equity value of Target	STRH Agreement, STRH will be entitled to a cash fee equal to $1,250,000 upon completion of an acquisition transaction
Fee Paid In Cash			1.00%
Fee Paid In Stock			0.50%
Assets Held-in-trust, Current	0	7,972	10,000,000
Percentage of Break Up Fee				10.00%
Out-of-pocket Expenses				50,000
Cost of Services, Overhead					$ 200,000
Stock Issued During Period, Shares, Issued for Services					35,000